Cryptocurrencies - Summary of additional information about cryptocurrencies (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Proceeds from sale of cryptocurrencies	$ (3,009,000)	$ (1,953,000)	$ (9,943,000)	$ (26,871,000)
Unrealized gain on fair value of cryptocurrency, net	109,000	0
Realized gain on sale of cryptocurrencies and consideration paid	62,000	119,000	351,000	3,998,000
Impairment of cryptocurrencies	0	48,000	285,000	6,026,000
Cryptocurrencies [Member]
Indefinite-Lived Intangible Assets [Line Items]
Beginning balance	142,000	$ 51,000	51,000	15,050,000
Cumulative effect of change in accounting principle	3,000		0
Cryptocurrencies received from mining	3,220,000		9,137,000	13,496,000
Mining services revenue	255,000		844,000	884,000
Mining pool operating fees	(7,000)		(13,000)	(19,000)
Consideration paid related to operation agreement			0	(461,000)
Proceeds from sale of cryptocurrencies	(3,009,000)		(9,943,000)	(26,871,000)
Unrealized gain on fair value of cryptocurrency, net	62,000		0
Realized gain on sale of cryptocurrencies and consideration paid	109,000		351,000	3,998,000
Impairment of cryptocurrencies	0		(285,000)	(6,026,000)
Ending balance	775,000		142,000	$ 51,000
Number of bitcoin held	11,130		3,440
Average cost basis—per bitcoin	67,759,000		41,537,000
Fair value—per bitcoin	69,689,000		42,288,000
Cost basis of bitcoin	754,000		142,000
Fair value of bitcoin	$ 775,000		$ 145,000